Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average SCT Total Compensation for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment based on Total Shareholder Return (Company) ($)	Net Income ($ in thousands)
2024	$2,655,900	$6,008,902	$1,120,601	$1,984,842	$42.10	$(52,048)
2023	$1,711,250	$(1,744,051)	$997,745	$163,926	$13.12	$(123,510)
2022	$2,810,310	$1,247,460	$1,368,866	$950,287	$37.74	$(153,357)

Named Executive Officers, Footnote	For 2024, the individuals included in the “Average Compensation Actually Paid to Non-PEO NEOs” and “Average SCT Total Compensation for Non-PEO NEOs” columns were Messrs. Panzer and Ramasamy. For 2023, the individuals included were Messrs. Panzer and Gallagher. For 2022, the individuals included were Messrs. Panzer, Gallagher, and Oxholm, Ms. Cheri Lantz and Ms. Sherri Baker. The PEO for each of the years presented above was Mr. Healy.
PEO Total Compensation Amount	$ 2,655,900	$ 1,711,250	$ 2,810,310
PEO Actually Paid Compensation Amount	$ 6,008,902	(1,744,051)	1,247,460
Adjustment To PEO Compensation, Footnote	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the deductions and additions set forth below. Fair value of equity awards was computed in accordance with the Company’s methodology for financial reporting purposes.

	2024		2023		2022
Adjustments	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)
Total from Summary Compensation Table	$2,655,900	$1,120,601	$1,711,250	$997,745	$2,810,310	$1,368,866
Adjustments for defined benefit and actuarial plans
-: Pension Value Reported in SCT	$—	$—	$—	$—	$—	$—
+: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—	$—	$—	$—	$—
Adjustments for stock and option awards
-: SCT Amounts	$(1,579,500)	$(446,200)	$(1,061,250)	$(516,688)	$(1,620,000)	$(716,601)
+: Value of equity granted during FY, unvested as of FYE	$4,580,550	$1,200,600	$—	$105,781	$684,450	$408,368
+/-: Change in fair value of equity outstanding at beginning and end of period	$242,501	$59,385	$(1,556,826)	$(206,125)	$(434,250)	$(66,269)
+/-: Change in value for awards vested in FY	$109,451	$50,456	$40,275	$(85,162)	$—	$—
-: Forfeited awards in FY	$—	$—	$(877,500)	$(131,625)	$(193,050)	$(44,077)
Total Impact: Adjustments for stock and option awards	$3,353,002	$864,241	$(3,455,301)	$(833,819)	$(1,562,850)	$(418,579)
Compensation Actually Paid (as calculated)	$6,008,902	$1,984,842	$(1,744,051)	$163,926	$1,247,460	$950,287

Non-PEO NEO Average Total Compensation Amount	$ 1,120,601	997,745	1,368,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,984,842	163,926	950,287
Adjustment to Non-PEO NEO Compensation Footnote	The Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the deductions and additions set forth below. Fair value of equity awards was computed in accordance with the Company’s methodology for financial reporting purposes.

	2024		2023		2022
Adjustments	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)	PEO	Non-PEO NEOs Average(2)
Total from Summary Compensation Table	$2,655,900	$1,120,601	$1,711,250	$997,745	$2,810,310	$1,368,866
Adjustments for defined benefit and actuarial plans
-: Pension Value Reported in SCT	$—	$—	$—	$—	$—	$—
+: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—	$—	$—	$—	$—
Total Impact: Adjustments for defined benefit and actuarial plans	$—	$—	$—	$—	$—	$—
Adjustments for stock and option awards
-: SCT Amounts	$(1,579,500)	$(446,200)	$(1,061,250)	$(516,688)	$(1,620,000)	$(716,601)
+: Value of equity granted during FY, unvested as of FYE	$4,580,550	$1,200,600	$—	$105,781	$684,450	$408,368
+/-: Change in fair value of equity outstanding at beginning and end of period	$242,501	$59,385	$(1,556,826)	$(206,125)	$(434,250)	$(66,269)
+/-: Change in value for awards vested in FY	$109,451	$50,456	$40,275	$(85,162)	$—	$—
-: Forfeited awards in FY	$—	$—	$(877,500)	$(131,625)	$(193,050)	$(44,077)
Total Impact: Adjustments for stock and option awards	$3,353,002	$864,241	$(3,455,301)	$(833,819)	$(1,562,850)	$(418,579)
Compensation Actually Paid (as calculated)	$6,008,902	$1,984,842	$(1,744,051)	$163,926	$1,247,460	$950,287

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between “Compensation Actually Paid” and Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income	Relationship Between “Compensation Actually Paid” and Net Income
Total Shareholder Return Amount	$ 42.10	13.12	37.74
Net Income (Loss)	(52,048,000)	(123,510,000)	(153,357,000)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,353,002	(3,455,301)	(1,562,850)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,579,500)	(1,061,250)	(1,620,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,580,550	0	684,450
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,501	(1,556,826)	(434,250)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,451	40,275	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(877,500)	(193,050)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,241	(833,819)	(418,579)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(446,200)	(516,688)	(716,601)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,200,600	105,781	408,368
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,385	(206,125)	(66,269)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,456	(85,162)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (131,625)	$ (44,077)